Note 18 - Operating Lease	12 Months Ended
Dec. 31, 2012
Note 18 - Operating Lease
Note 18 - Operating Lease

The Company leases its office facilities under a month to month, cancelable operating sublease agreement from one of its vendors that provide video production and editing services. The monthly rental amount under the agreement is $4,025. Lease expense totaled $48,300 and $33,615 during 2012 and 2011, respectively.